Property, Plant and Equipment - Schedule of Depreciation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,370	$ 1,265	$ 1,365
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	1,300	1,207	1,303
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	51	38	40
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 19	$ 20	$ 22